Information on the Asset Types and the Associated Transactions (Detail) - Information on the Asset Types and the Associated Transactions [Member] - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Trading securities not derecognized due to the following transactions:
Repurchase agreements		€ 33,980	€ 43,025	[1]
Securities lending agreements		41,621	58,076	[1]
Total return swaps		1,835	2,390	[1]
Other		6,589	12,661	[1]
Total trading securities, assets		84,025	116,153	[1]
Other trading assets		69	71	[1]
Non-trading financial assets mandatory at fair value through profit and loss		1,289
Financial assets available for sale			711	[1]
Financial assets at fair value through other comprehensive income		4,286
Loans at amortized cost	[2]	408	131	[1]
Total		90,076	117,066	[1]
Carrying amount of associated liabilities		€ 46,218	€ 51,937	[1]

[1]	Prior year numbers have been restated following reassessments of certain repurchase transactions.
[2]	Loans where the associated liability is recourse only to the transferred assets had a carrying value and fair value of EUR0million at December 31, 2018 and EUR108million at December 31, 2017. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.